Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Basis of presentation and consolidation [Policy Text Block]
a)	Basis of presentation and consolidation

These consolidated financial statements have been prepared on a historical cost basis, except for financial instruments classified as available-for-sale and the derivative financial liability, which are stated at their fair values.

The Company consolidates an entity when it has power over that entity, is exposed, or has rights, to variable returns from its involvement with that entity and has the ability to affect those returns through its power over that entity. All material intercompany transactions, balances and expenses are eliminated on consolidation.

These consolidated financial statements incorporate the financial statements of Quaterra and its wholly-owned subsidiaries: Quaterra Alaska Inc., Singatse Peak Services, LLC, Six Mile Mining Company, Quaterra International Limited, and QTA International Nieves Limited.

Accounting estimates and judgments [Policy Text Block]
b)	Accounting estimates and judgments

The preparation of the financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of policies, reported amounts and disclosures. Actual results could differ from those estimates. Differences may be material.

Translation of foreign currencies [Policy Text Block]
c)	Translation of foreign currencies

The Company’s presentation currency is the U.S. dollar (“ $ ” or “ USD ”). The functional currency of the Company and its significant subsidiaries is the USD.

In preparing the financial statements, transactions in currencies other than an entity’s functional currency (“ foreign currencies ”) are recorded at the rates of exchange prevailing at the dates of the transactions. At each balance sheet date, monetary assets and liabilities are translated using the period end foreign exchange rate. Non-monetary assets and liabilities are translated using the historical rate on the date of the transaction. All gains and losses on translation of these foreign currency transactions are included in the statement of loss.

Cash and cash equivalents [Policy Text Block]
h)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, bank deposits and highly liquid investments with an original maturity of 90 days or less.

Exploration and evaluation assets [Policy Text Block]
d)	Exploration and evaluation assets

Direct costs related to the acquisition and exploration of mineral properties held or controlled by the Company are capitalized on an individual property basis until the property is put into production, sold, abandoned, or determined to be impaired. Administration costs and general exploration costs are expensed as incurred.

When the technical feasibility and commercial viability of extracting a mineral resource are demonstrable, the exploration and evaluation costs are transferred to property and equipment. When a property is placed into commercial production, capitalized costs will be depleted using the units-of-production method.

Proceeds from the sale of properties or cash proceeds received from farm-out agreements are recorded as a reduction of the related mineral interest, with any excess proceeds accounted for in net income (loss).

Although the Company has taken steps to verify title to mineral properties in which it has an interest, these procedures do not guarantee the Company’s title. Such properties may be subject to prior agreements or transfers, or title may be affected by undetected defects.

Impairment [Policy Text Block]
e)	Impairment

The Company’s assets are reviewed for indication of impairment at each reporting date. If any such indication exists, an estimate of the recoverable amount is undertaken, being the higher of an asset’s fair value less costs of disposal and value in use. If the asset’s carrying amount exceeds its recoverable amount then an impairment loss is recognized in the statement of loss.

An impairment loss is reversed if there is an indication that there has been a change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that this does not exceed the original carrying amount that if no impairment loss had been recognized.

Convertible notes [Policy Text Block]
f)	Convertible notes

The Company’s convertible notes are split into their corresponding debt and equity components at the date of issue. The debt component is classified as a liability and recorded at the present value of the Company’s obligation to make future principal and interest payments. The equity component represents the value of the conversion right and attached warrants and is determined using the residual value approach.

Share-based payments [Policy Text Block]
g)	Share-based payments

The fair value of stock options granted to directors, officers, employees and consultants is calculated using the Black Scholes option pricing model and are expensed over the vesting periods. If and when the stock options are exercised, the value attributable to the stock options is transferred to share capital.

Financial instruments [Policy Text Block]
i)	Financial instruments

Financial instruments are classified as one of the following: fair value through profit or loss (“ FVTPL ”), held– to–maturity, loans and receivables, available–for–sale financial assets or other financial liabilities. All financial instruments are measured at fair value on initial recognition.

Financial assets and liabilities designated as FVTPL are subsequently measured at fair value with changes in fair value recognized in net loss. Financial assets designated as “available-for-sale” are subsequently measured at fair value with unrealized gains and losses recognized in other comprehensive loss.

Financial assets designated as “loans and receivables” or “held-to-maturity”, and financial liabilities designated as “other financial liabilities” are measured at amortized cost.

The Company has classified cash and cash equivalents, other receivable as “loans and receivables”; marketable securities as “financial assets at FVTPL”; accounts payable and accrued liabilities, loan payable as “other financial liabilities”; and derivative liability as “held-for-trading”.

Provisions [Policy Text Block]
j)	Provisions

Provisions are recognized when a present legal or constructive obligation exists as a result of past events where it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and the amount of the obligation can be reliably estimated.

The amount recognized as a provision is the best estimate of the consideration required to settle the present obligation at the reporting date, taking into account the risks and uncertainties surrounding the obligation.

The Company had no material provisions at December 31, 2017 and 2016.

Earnings (loss) per share [Policy Text Block]

k)	Earnings (loss) per share

Basic earnings (loss) per share is calculated using the weighted average number of common shares outstanding during the year. The Company uses the treasury stock method to compute the dilutive effect of options, warrants and similar instruments. Under this method the dilutive effect on earnings per share is calculated presuming the exercise of outstanding options, warrants and similar instruments. It assumes that the proceeds of such exercise would be used to repurchase common shares at the average market price during the year. However, the calculation of diluted loss per share excludes the effects of various conversions and exercise of options and warrants that would be anti-dilutive.

Income tax [Policy Text Block]
l)	Income tax

Income tax comprises current and deferred tax. Income tax is recognized in net loss, except to the extent it is related to items recognized directly in equity or in other comprehensive loss.

Deferred tax is recognized in respect of temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. Deferred tax is determined on a non–discounted basis using tax rates and laws that have been enacted or substantively enacted by the reporting date and are expected to apply when the deferred tax asset or liability is settled. Deferred tax assets are recognized to the extent that it is probable that the assets can be recovered.